Right-of-use assets and lease liabilities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	$ 14,665	$ 11,678